Notes to the Statements of Cash Flows - Summary of Significant Non-cash Investing Activities and Corresponding Transaction Amounts (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Noncash Investing Activities [Abstract]
Acquisition of property and equipment on account	₱ 21,158	₱ 19,219
Additions to ROU assets	20,808	15,607
Capitalization to property and equipment of:
Inventories	2,196	4,128
Foreign exchange differences - net	308	686	₱ 195
Additional interest in investment in associates	594
Transfers from(to) property and equipment	851	(417)
Non-cash investing activities	₱ 45,915	₱ 39,223